REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table provides information about disaggregated revenue by the nature of goods and services.

	Year Ended December 31,
	2024	2023	2022
Sales of products	$1,034	$142	$219
Services	266	—	202
Total	$1,300	$142	$421

SCHEDULE OF ACCOUNTS RECEIVABLE AND DEFERRED REVENUE FROM CONTRACTS WITH CUSTOMERS	The following table provides information about accounts receivable and deferred revenues from contracts with customers:
	December 31,
	2024	2023
Accounts receivable	$495	$—
Deferred revenue	996	992

SCHEDULE OF REMAINING PERFORMANCE OBLIGATIONS

The following table provides information about our RPO:

	December 31,
	2024	2023
RPO:
Expected to be recognized within 1 year	$1,989	$901
Expected to be recognized in more than 1 year	54	1,999
Total RPO	$2,043	$2,900